Balance Sheet Components	12 Months Ended
Dec. 31, 2010
Balance Sheet Components [Abstract]
Balance Sheet Components
6. Balance Sheet Components

	December 31,
	2010	2009
	(In thousands)
Accounts receivable, net:
Accounts receivable	$99,105	$83,790
Allowance for doubtful accounts:
Balance at beginning of year	(8,791)	(9,146)
Disposal of COHT	—	2,440
Additional provision charged to expenses	(1,239)	(5,269)
Recoveries, net of write-off	768	3,184

Balance at end of year	(9,262)	(8,791)

	$89,843	$74,999

Prepaid expenses and other current assets:
Content fees	$5,057	$3,445
Rental and other deposits	5,521	6,222
Prepayments for investments	21,978	7,680
Others	3,425	5,034

	$35,981	$22,381

Property and equipment, net:
Computers and equipment	$95,170	$74,856
Leasehold improvements	6,199	4,819
Furniture and fixtures	5,155	3,916
Other	1,586	1,469

	108,110	85,060
Less: Accumulated depreciation and amortization	(74,821)	(62,038)

	$33,289	$23,022

Accrued liabilities:
Sales rebates	$18,744	$16,197
Content fees	17,430	14,850
Accrued compensation and benefits	11,887	9,284
Marketing expenses	11,232	8,598
Employee payroll withholding tax	3,196	8,717
Advertisement production cost	7,269	3,739
Business taxes payable	8,044	4,707
Sales commission	4,676	3,631
Professional fees	3,083	3,337
Internet connection costs	3,479	3,083
Others	7,152	5,569

	$96,192	$81,712